Guarantees, Commitments, and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Guarantee obligations	$ 13,061	$ 12,719
Guarantee obligations, term	6 months
Provision for chargebacks, net	$ 9,434	12,092
Guarantor obligations, maximum exposure	$ 46,700,000
Percentage of guarantees paid	0.10%
Chargeback expense	$ 131,700	121,800	$ 103,200
Contractual obligation	$ 2,900	$ 2,900
Contractual obligation, term	3 months